PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		9 Months Ended				12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Depreciation expense			$ 2,477	$ 244,592			$ 263,873	$ 725,708	$ 979,999	$ 979,270
Compensation expenses	$ 17,900,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets							$ 7,625,279
Sichuan Wetouch [Member] | Forecast [Member]
Rent expenses					$ 46,367	¥ 300,000